Supplemental guarantor information required under SEC regulations	12 Months Ended
Dec. 31, 2025
Supplemental Guarantor Information [Line Items]
Condensed Financial Information Of Parent Company Only Disclosure 1 [Text Block]
Note 33
Supplemental guarantor information
In 2015, the Personal
& Corporate Banking and
Wealth Management businesses booked
in Switzerland were transferred
from
UBS AG
to UBS
Switzerland AG
through
an asset
transfer in
accordance with
the Swiss
Merger Act.
Under the
terms of the asset transfer agreement, UBS Switzerland AG assumed joint liability for contractual obligations of UBS AG existing on
the asset
transfer date,
including the
full and
unconditional guarantee
of certain
SEC-registered debt securities
issued by UBS AG. The joint liability of UBS Switzerland AG for contractual obligations of UBS AG decreased in 2025 by
USD 0.7 bn to USD 1.9 bn as of 31 December 2025. The decrease was mainly driven by contractual maturities and lower provisions.
UBS AG,
together with
UBS Group
AG, has
fully and
unconditionally guaranteed the
outstanding SEC-registered
debt
securities of Credit
Suisse (USA) LLC,
which as of
31 December 2025 consisted
of a single
outstanding issuance with a
balance of USD 742
m maturing in July 2032. Credit Suisse (USA) LLC
is an indirect, wholly owned subsidiary of UBS AG.
UBS AG
assumed Credit
Suisse AG’s
obligations under
the guarantee
as of
31 May 2024
(i.e. the
date on
which the
merger of UBS AG
and Credit Suisse AG
was completed). In accordance
with the guarantee, if
Credit Suisse (USA) LLC
fails to make a
timely payment under the agreements
governing such debt securities, the
holders of the debt securities
may demand payment from either UBS Group AG
or UBS AG, without first proceeding against Credit Suisse
(USA) LLC.